091-02134

For Internal Use Only RECEIVED
SEC File No. 9-

2007 OCT 25 PM 12: 10

SEC / MR

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

[redacted]

07070885

FORM 19b-4(e)

BEST AVAILABLE COPY

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Philadelphia Stock Exchange

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Index Fund Shares

4. Name of Underlying Instrument:
Domini 400 Social Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
DSI

PROCESSED
NOV 01 2007
THOMSON
FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
New York Stock Market, American Stock Market and NASDAQ Stock Market

8. Settlement Methodology of New Derivative Securities Product:
Regular Way trades settle on T+3/Book entry only held in DTC

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Walt Smith

Title:
Vice President, Listings and Projects

Telephone Number:
(215) 496-5532

Manual Signature of Official Responsible for Form:

Date:
10/24/07

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 25 2007

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

RECEIVED

2007 OCT 25 PM 12: 02

SEC / MR

October 24, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20059

Re: Form 19b-4(e) – Selected iShares Funds

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies relating to the trading of the following iShares Funds:

ETF	Symbol
iShares Dow Jones U.S. Aerospace & Defense Index Fund	ITA
iShares Dow Jones U.S. Basic Materials Index	IYM
iShares Dow Jones U.S. Broker-Dealers Index Fund	IAI
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	IYK
iShares Dow Jones U.S. Consumer Services Index	IYC
iShares Dow Jones U.S. Financial Sector Index Fund	IYF
iShares Dow Jones U.S. Financial Services Index Fund	IYG
iShares Dow Jones U.S. Healthcare Providers Index Fund	IHF
iShares Dow Jones U.S. Industrial Sector Index Fund	IYJ
iShares Dow Jones U.S. Insurance Index Fund	IAK
iShares Dow Jones U.S. Medical Devices Index Fund	IHI
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	IEZ
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	IEO
iShares Dow Jones U.S. Pharmaceuticals Index Fund	IHE
iShares Dow Jones U.S. Regional Banks Index Fund	IAT
iShares KLD 400 Social Index Fund	DSI
iShares KLD Select Social Index Fund	KLD

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 2 5 2007

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5275.

Sincerely,

Charlotte Northeast
Paralegal

END